Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Inventories [Abstract]
Inventories write-downs	$ 0	$ 104	$ 9	$ 404